WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	March 31, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 98.7% (a)
Communication Services - 10.6%
Alphabet, Inc. - Class A (b)	2,617	$3,040,823
Alphabet, Inc. - Class C (b)	5,185	6,029,170
Bandwidth, Inc. (b)	10,084	678,552
Charter Communications, Inc. - Class A (b)	982	428,456
Facebook, Inc. - Class A (b)	51,022	8,510,470
Live Nation Entertainment, Inc. (b)	4,849	220,436
Netflix, Inc. (b)	4,675	1,755,462
Pinterest, Inc. - Class A (b)	30,652	473,267
T-Mobile US, Inc. (b)	436	36,580
		21,173,216
Consumer Discretionary - 16.2%
Aptiv PLC	5,350	263,434
Alibaba Group Holding Ltd. - ADR (b)	39,388	7,660,178
Amazon.com, Inc. (b)	8,171	15,931,162
Arco Platform Ltd. (b)	10,440	441,195
AutoZone, Inc. (b)	529	447,534
Booking Holdings, Inc. (b)	10	13,453
Burlington Stores, Inc. (b)	763	120,905
Carvana Co. (b)	2,047	112,769
Chipotle Mexican Grill, Inc. (b)	44	28,794
Dollar General Corp.	875	132,134
Domino's Pizza, Inc.	875	283,561
Dunkin' Brands Group, Inc.	285	15,133
Grand Canyon Education, Inc. (b)	95	7,247
H&R Block, Inc.	3,126	44,014
Hilton Worldwide Holdings, Inc.	1,980	135,115
Lowe's Companies, Inc.	12,556	1,080,444
Lululemon Athletica, Inc. (b)	697	132,116
NIKE, Inc. - Class B	5,891	487,421
NVR, Inc. (b)	78	200,391
O'Reilly Automotive, Inc. (b)	36	10,838
Pool Corp.	1,057	207,986
Starbucks Corp.	24,512	1,611,419
Target Corp.	1,300	120,861
Tempur Sealy International, Inc. (b)	485	21,199
Tesla, Inc. (b)	553	289,772
The Home Depot, Inc.	1,853	345,974
The TJX Companies, Inc.	6,326	302,446
Tractor Supply Co.	1,205	101,883
Yum China Holdings, Inc.	21,252	905,973
Yum! Brands, Inc.	16,025	1,098,193
		32,553,544
Consumer Staples - 4.2%
Colgate-Palmolive Co.	18,976	1,259,247
Costco Wholesale Corp.	2,357	672,051
Danone SA	58,800	748,818
Herbalife Nutrition Ltd. (b)	2,270	66,193
Monster Beverage Corp. (b)	50,546	2,843,718
PepsiCo, Inc.	4,065	488,207
Sprouts Farmers Market, Inc. (b)	14,135	262,770
The Clorox Co.	558	96,674
The Coca-Cola Co.	10,144	448,872
The Estee Lauder Companies, Inc. - Class A	651	103,730
The Procter & Gamble Co.	12,071	1,327,810
		8,318,090

Energy - 0.2%
Schlumberger Ltd.	32,685	440,921
Financials - 4.7%
Aon Plc	1,026	169,331
Brown & Brown, Inc.	4,541	164,475
Cboe Global Markets, Inc.	656	58,548
CME Group, Inc.	4,624	799,536
Eaton Vance Corp.	4,555	146,899
FactSet Research Systems, Inc.	4,847	1,263,516
Intercontinental Exchange, Inc.	1,226	98,999
Kemper Corp.	795	59,124
Markel Corp. (b)	166	154,030
Moody's Corp.	1,613	341,150
Morgan Stanley	11,626	395,284
MSCI, Inc.	1,291	373,047
OneMain Holdings, Inc.	685	13,097
Prosperity Bancshares, Inc.	1,627	78,503
RenaissanceRe Holdings Ltd.	212	31,656
S&P Global, Inc.	9,337	2,288,032
SEI Investments Co.	27,209	1,260,865
T Rowe Price Group, Inc.	337	32,908
The Progressive Corp.	21,459	1,584,533
Western Alliance Bancorp	222	6,795
		9,320,328
Finance and Insurance - 0.0% (c)
Diamond Eagle Acquisition Corp. (b)	6,237	76,965

Health Care - 16.5%
Abbott Laboratories	2,895	228,444
AbbVie, Inc.	8,361	637,025
Align Technology, Inc. (b)	861	149,771
Amgen, Inc.	8,933	1,810,987
Anthem, Inc.	40	9,082
Biogen, Inc. (b)	785	248,358
Boston Scientific Corp. (b)	54,837	1,789,331
Bristol-Myers Squibb Co.	5,141	286,559
Bruker Corp.	5,130	183,962
Cerner Corp.	22,118	1,393,213
Chemed Corp.	817	353,924
Danaher Corp.	19,837	2,745,639
DexCom, Inc. (b)	3,643	980,951
Edwards Lifesciences Corp. (b)	1,743	328,765
Eli Lilly & Co.	3,715	515,345
HCA Healthcare, Inc.	3,720	334,242
Humana, Inc.	462	145,077
GW Pharmaceuticals Plc (b)	2,320	203,162
IDEXX Laboratories, Inc. (b)	180	43,603
Illumina, Inc. (b)	2,175	594,036
Incyte Corp. (b)	4,678	342,570
Intuitive Surgical, Inc. (b)	1,405	695,770
Johnson & Johnson	3,695	484,525
Merck & Co., Inc.	21,670	1,667,290
Novartis AG	18,546	1,529,118
Novo Nordisk A/S	29,093	1,751,399
Regeneron Pharmaceuticals, Inc. (b)	6,069	2,963,432
ResMed, Inc.	238	35,055
Roche Holding AG	58,225	2,362,188
Sarepta Therapeutics, Inc. (b)	2,590	253,354
STERIS PLC	930	130,172
Stryker Corp.	1,124	187,135
Thermo Fisher Scientific, Inc.	3,294	934,178
UnitedHealth Group, Inc.	13,225	3,298,051
Varian Medical Systems, Inc. (b)	7,687	789,147
Veeva Systems, Inc. - Class A (b)	2,176	340,261
Vertex Pharmaceuticals, Inc. (b)	9,190	2,186,761
West Pharmaceutical Services, Inc.	1,019	155,143
		33,087,025

Industrials - 4.6%
AMETEK, Inc.	194	13,972
Armstrong World Industries, Inc.	554	43,999
Cintas Corp.	2,305	399,272
Copart, Inc. (b)	3,424	234,612
Curtiss-Wright Corp.	3,394	313,639
Deere & Co.	11,244	1,553,471
Expeditors International of Washington, Inc.	26,199	1,747,997
HEICO Corp.	2,820	210,400
Hexcel Corp.	1,679	62,442
Honeywell International, Inc.	6,816	911,913
Illinois Tool Works, Inc.	620	88,114
L3Harris Technologies, Inc.	648	116,718
Landstar System, Inc.	1,850	177,341
Lockheed Martin Corp.	1,215	411,824
Quanta Services, Inc.	2,735	86,782
Rockwell Automation, Inc.	3,304	498,607
Rollins, Inc.	340	12,288
The Boeing Co.	6,225	928,396
TransDigm Group, Inc.	340	108,865
TransUnion	1,146	75,842
Uber Technologies, Inc. (b)	10,795	301,396
Union Pacific Corp.	6,101	860,485
Verisk Analytics, Inc.	1,710	238,340
		9,396,715
Information Technology - 39%
Accenture PLC - Class A	3,197	521,942
Adobe, Inc. (b)	10,797	3,436,037
Advanced Micro Devices, Inc. (b)	2,101	95,554
Akamai Technologies, Inc. (b)	1,580	144,554
Analog Devices, Inc.	128	11,475
ANSYS, Inc. (b)	747	173,655
Apple, Inc.	34,996	8,899,133
Applied Materials, Inc.	30,937	1,417,533
Atlassian Corp Plc (b)	1,898	260,519
Autodesk, Inc. (b)	19,065	2,976,047
Automatic Data Processing, Inc.	5,146	703,355
Avalara, Inc. (b)	4,113	306,830
Booz Allen Hamilton Holding Corp.	1,104	75,779
Broadcom, Inc.	1,768	419,193
Cadence Design Systems, Inc. (b)	4,975	328,549
CDW Corp.	655	61,092
Cisco Systems, Inc.	50,345	1,979,062
Crowdstrike Holdings, Inc. (b)	12,438	692,548
Coupa Software, Inc. (b)	517	72,240
DocuSign, Inc. (b)	393	36,313
Dolby Laboratories, Inc. - Class A	235	12,739
Dropbox, Inc. (b)	2,535	45,884
Entegris, Inc.	1,005	44,994
Fair Isaac Corp. (b)	250	76,923
Fidelity National Information Services, Inc.	24,992	3,040,027
Fiserv, Inc. (b)	7,011	665,975
FleetCor Technologies, Inc. (b)	489	91,218
Fortinet, Inc. (b)	2,459	248,777
Global Payments, Inc.	588	84,807
GoDaddy, Inc. - Class A (b)	6,890	393,488
Intuit, Inc.	2,425	557,750
Jabil, Inc.	8,114	199,442
Jack Henry & Associates, Inc.	2,553	396,328
Keysight Technologies, Inc. (b)	1,175	98,324
Lam Research Corp.	1,312	314,880
Manhattan Associates, Inc. (b)	1,265	63,022
Mastercard, Inc. - Class A	4,239	1,023,973
Microchip Technology, Inc.	2,245	152,211
Micron Technology, Inc. (b)	6,612	278,101
Microsoft Corp.	99,648	15,715,486
Monolithic Power Systems, Inc.	662	110,859
Motorola Solutions, Inc.	609	80,948
NVIDIA Corp.	21,687	5,716,693
NXP Semiconductors NV	17,433	1,445,719
Oracle Corp.	81,771	3,951,992
Paychex, Inc.	5,928	372,990
Paycom Software, Inc. (b)	340	68,683
PayPal Holdings, Inc. (b)	23,174	2,218,679
QUALCOMM, Inc.	28,229	1,909,692
RingCentral, Inc. - Class A (b)	389	82,433
salesforce.com, Inc. (b)	30,076	4,330,342
ServiceNow, Inc. (b)	1,464	419,553
Square, Inc. - Class A (b)	2,103	110,155
Teradyne, Inc.	7,000	379,190
Texas Instruments, Inc.	2,445	244,329
Universal Display Corp.	1,775	233,910
VeriSign, Inc. (b)	1,866	336,048
Visa, Inc. - Class A	58,659	9,451,138
Workday, Inc. - Class A (b)	4,997	650,709
		78,229,821

Materials - 1.3%
Air Products & Chemicals, Inc.	1,162	231,947
Ball Corp.	6,101	394,491
Eagle Materials, Inc.	2,040	119,177
NewMarket Corp.	529	202,538
The Scotts Miracle-Gro Co.	5,064	518,553
The Sherwin-Williams Co.	2,248	1,033,001
Vulcan Materials Co.	780	84,294
		2,584,001
Real Estate - 1.4%
American Tower Corp.	4,528	985,972
Crown Castle International Corp.	11,164	1,612,082
Equinix, Inc.	30	18,737
Life Storage, Inc.	1,630	154,116
Taubman Centers, Inc.	250	10,470
		2,781,377
Total Common Stocks (Cost $140,761,772)		$197,962,003

Short-Term Investment - 1.4%
Money Market Fund - 1.4%
First American Government Obligations Fund - Class X, 0.450% (d)	2,756,682	$2,756,682
Total Short-Term Investment (Cost $2,756,682)		$2,756,682

Total Investments at Value - 100.1% (Cost $143,518,454)		$200,718,685
Liabilities in Excess of Other Assets - (0.1)%		(163,810)
Net Assets - 100.0%		$200,554,875

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Represents less than 0.1%.
(d)	Rate listed is the 7-day effective yield as of March 31, 2020.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2020:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$197,962,003	$-	$-	$197,962,003
Money Market Fund . . . . . . . . . . . . . . . . . . .	2,756,682	-	-	2,756,682
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$200,718,685	$-	$-	$200,718,685

Refer to the Portfolio’s Condensed Schedules of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2020.